Accounting policies - Change in accounting estimates (Details) - Useful lives - ATMs - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Change in accounting estimates
Useful lives	8 years	4 years
Decrease in depreciation charge recognized	$ 49